Not FDIC Insured May Lose Value No Bank Guarantee
FGT-Q1PH

Schedules of Investments
(unaudited)
Franklin Emerging Market Debt Opportunities Fund 2
Franklin International Growth Fund 8
Notes to Schedules of Investments 10

Franklin Global Trust
Consolidated Schedule of Investments (unaudited), October 31, 2025
Franklin Emerging Market Debt Opportunities Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.0%
Financial Services 0.0%
a,b,c
Astana Finance JSC , GDR , 144A ....................... Kazakhstan 193,625 $ —
Total Common Stocks (Cost $ – ) .............................................
—
Warrants
Warrants 2.0%
Financial Services 2.0%
d,e
Ukraine Government , VRI, GDP Linked Security , Senior Bond ,
Reg S, 8/01/41 .................................... Ukraine 1,950,000 1,659,575
a,b,f
Venezuela Government , Oil Value Recovery , 4/15/20 ......... Venezuela 925,920 1,029,846
2,689,421
Total Warrants (Cost $ 18,406,655 ) ...........................................
2,689,421
Units
Private Limited Partnership Funds 0.0%
Capital Markets 0.0%
a,b,f,g
Global Distressed Alpha Fund III LP ..................... United States 4,424,861 —
Total Private Limited Partnership Funds (Cost $ 4,600,000 ) .....................
—
Principal
Amount
*
Quasi-Sovereign Bonds 8.4%
Financial Services 0.4%
a
Meridiam Eastern Europe Investments SAS , 8.85% , 6/10/28 ... Turkiye 392,857 EUR 466,999
a ,c ,e ,h
Sphynx Capital Markets PCC (National Investment Bank of
Ghana) , PTN , Secured Note , Reg S, Zero Cpn., 2/05/09 ..... Ghana 8,000,000 —
466,999
Municipal Bonds 2.6%
d
Argentina Provincia de Tierra del Fuego , Senior Secured Bond ,
144A, 8.95% , 1/21/30 ............................... Argentina 323,400 313,698
d
Istanbul Metropolitan Municipality ,
Senior Note , 144A, 10.75% , 4/12/27 ................... Turkiye 250,000 266,661
Senior Note , 144A, 10.5% , 12/06/28 ................... Turkiye 1,445,000 1,588,631
d
Provincia del Chubut Argentina , Senior Secured Bond , 144A,
7.75% , 7/26/30 ................................... Argentina 1,236,476 1,217,929
3,386,919
Oil, Gas & Consumable Fuels 4.8%
Ecopetrol SA , Senior Bond , 4.625% , 11/02/31 ..............
Colombia 950,000 852,787
d
Heritage Petroleum Co. Ltd. , Senior Secured Note , 144A, 9% ,
8/12/29 .........................................
Trinidad and
Tobago 650,000 668,200
d
KazMunayGas National Co. JSC , Senior Bond , 144A, 5.75% ,
4/19/47 ......................................... Kazakhstan 1,750,000 1,660,238
Petroleos Mexicanos , Senior Note , 6.7% , 2/16/32 ...........
Mexico 2,000,000 1,999,536
d
Uzbekneftegaz JSC , Senior Bond , 144A, 8.75% , 5/07/30 ...... Uzbekistan 1,150,000 1,228,105
6,408,866
Transportation Infrastructure 0.6%
d ,i
PA Autopista Rio Magdalena , Index Linked, Senior Secured Bond ,
144A, 6.05% , 6/15/36 ............................... Colombia 3,647,291,611 COP 835,022
Total Quasi-Sovereign Bonds (Cost $ 13,657,270 ) ..............................
11,097,806

Franklin Global Trust
Consolidated Schedule of Investments (unaudited)
Franklin Emerging Market Debt Opportunities Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds 9.7%
Banks 0.2%
d
Ipoteka-Bank ATIB , Senior Note , Reg S, 20.5% , 4/25/27 ...... Uzbekistan 2,500,000,000 UZS $ 215,982
Broadline Retail 0.0%
a ,d ,e
K2016470219 South Africa Ltd. , Senior Secured Note , 144A, 3% ,
12/31/22 ........................................ South Africa 4,842,864 —
a ,d ,e
K2016470260 South Africa Ltd. , Senior Secured Note , 144A,
25% , 12/31/22 .................................... South Africa 2,133,302 —
—
Chemicals 1.3%
d
Braskem America Finance Co. , Senior Bond , Reg S, 7.125% ,
7/22/41 ......................................... Brazil 740,000 303,377
d
Braskem Idesa SAPI , Senior Secured Bond , 144A, 6.99% ,
2/20/32 ......................................... Mexico 1,640,000 1,052,358
d
Braskem Netherlands Finance BV , Senior Bond , Reg S, 8% ,
10/15/34 ........................................ Brazil 770,000 317,155
1,672,890
Commercial Services & Supplies 0.2%
d
Ambipar Lux SARL ,
e
Senior Note , 144A, 9.875% , 2/06/31 ................... Brazil 671,000 153,531
Senior Note , 144A, 10.875% , 2/05/33 .................. Brazil 600,000 112,793
266,324
Diversified Telecommunication Services 0.3%
d
IHS Holding Ltd. , Senior Note , 144A, 8.25% , 11/29/31 ........ Nigeria 400,000 417,776
Electric Utilities 2.1%
d
Adani Electricity Mumbai Ltd. , Senior Secured Bond , 144A,
3.949% , 2/12/30 ................................... India 1,660,000 1,559,768
d
GDZ Elektrik Dagitim A/S , Senior Note , 144A, 9% , 10/15/29 ... Turkiye 1,300,000 1,275,728
2,835,496
Food Products 1.3%
d
Frigorifico Concepcion SA , Senior Secured Note , 144A, 7.7% ,
7/21/28 ......................................... Paraguay 1,700,000 1,149,200
d
MHP Lux SA , Senior Bond , Reg S, 6.25% , 9/19/29 .......... Ukraine 650,000 524,762
1,673,962
Metals & Mining 0.6%
d
Petra Diamonds US Treasury plc , Senior Secured Note , 144A,
9.75% , 3/08/26 ................................... South Africa 1,415,350 824,140
Oil, Gas & Consumable Fuels 1.9%
d
Kosmos Energy Ltd. , Senior Note , 144A, 8.75% , 10/01/31 ..... Ghana 2,100,000 1,413,269
d
MC Brazil Downstream Trading SARL , Senior Secured Note ,
144A, 7.25% , 6/30/31 ............................... Brazil 1,322,703 1,089,841
2,503,110
Real Estate Management & Development 0.1%
d ,e
Country Garden Holdings Co. Ltd. , Senior Secured Note , Reg S,
7.25% , 4/08/26 ................................... China 1,940,000 187,811
Wireless Telecommunication Services 1.7%
d
Digicel International Finance Ltd. / DIFL US LLC , Senior Secured
Note , 144A, 8.625% , 8/01/32 ......................... Bermuda 1,250,000 1,245,545

Franklin Global Trust
Consolidated Schedule of Investments (unaudited)
Franklin Emerging Market Debt Opportunities Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Wireless Telecommunication Services (continued)
Telecommunications Services of Trinidad & Tobago Ltd. ,
d
Senior Secured Bond , 144A, 8.875% , 10/18/29 ........... Trinidad and
Tobago 970,000 $ 992,300
2,237,845
Total Corporate Bonds (Cost $ 21,791,251 ) ....................................
12,835,336
Loan Participations and Assignments 0.0%
a ,d ,e ,j
Alfa Bank AO Via Alfa Bond Issuance plc , Sub. Bond , 144A, FRN ,
5.95% , ( 5-year CMT T-Note + 4.546% ), 4/15/30 ........... Russia 1,000,000 —
a ,f ,k ,l
Global Distressed Alpha Fund III LP ,
PIK, 12% , Perpetual ................................ United States 2,008,105 —
Total Loan Participations and Assignments (Cost $ 2,501,533 ) ..................
—
Foreign Government and Agency Securities 67.9%
d
Angola Government Bond ,
Senior Bond , 144A, 8.75% , 4/14/32 .................... Angola 2,697,000 2,534,978
Senior Bond , 144A, 9.375% , 5/08/48 ................... Angola 600,000 515,655
Argentina Government Bond ,
Senior Bond , 4.125% , 7/09/35 ........................ Argentina 1,435,000 1,008,805
Senior Note , 1% , 7/09/29 ............................ Argentina 1,008,392 860,663
d
Armenia Government Bond ,
Senior Bond , 144A, 3.95% , 9/26/29 .................... Armenia 1,620,000 1,547,564
Senior Bond , 144A, 3.6% , 2/02/31 ..................... Armenia 750,000 688,985
d
Asian Infrastructure Investment Bank (The) , Senior Note , Reg S,
7% , 3/01/29 ...................................... Supranational
m
57,600,000 INR 656,840
d
Benin Government Bond ,
Senior Bond , 144A, 4.875% , 1/19/32 ................... Benin 533,000 EUR 590,241
Senior Bond , 144A, 8.375% , 1/23/41 ................... Benin 1,400,000 1,493,785
d
BOI Finance BV , Senior Note , 144A, 7.5% , 2/16/27 .......... Nigeria 850,000 EUR 1,012,550
Brazil Government Bond ,
Senior Bond , 4.75% , 1/14/50 ......................... Brazil 1,670,000 1,261,685
i
B , Index Linked, 6% , 5/15/35 ......................... Brazil 15,381,145 BRL 2,593,466
d
Bulgaria Government Bond ,
Senior Bond , Reg S, 1.375% , 9/23/50 .................. Bulgaria 1,990,000 EUR 1,353,120
Senior Note , Reg S, 4.125% , 9/23/29 ................... Bulgaria 200,000 EUR 244,121
Senior Note , Reg S, 3.625% , 9/05/32 ................... Bulgaria 250,000 EUR 298,631
d
Cameroon Government Bond , Senior Bond , 144A, 5.95% ,
7/07/32 ......................................... Cameroon 1,930,000 EUR 1,818,239
Colombia Government Bond ,
Senior Bond , 9.85% , 6/28/27 ......................... Colombia 1,635,000,000 COP 421,384
Senior Bond , 7.5% , 2/02/34 .......................... Colombia 1,100,000 1,169,245
Colombia Titulos de Tesoreria , B , 13.25% , 2/09/33 ..........
Colombia 4,305,500,000 COP 1,199,915
d
Dominican Republic Government Bond ,
Senior Bond , 144A, 13.625% , 2/03/33 .................. Dominican
Republic 62,650,000 DOP 1,176,629
Senior Bond , 144A, 6.4% , 6/05/49 ..................... Dominican
Republic 1,350,000 1,348,245
Egypt Government Bond ,
25.318% , 8/13/27 .................................. Egypt 41,000,000 EGP 889,175
24.458% , 10/01/27 ................................. Egypt 77,307,000 EGP 1,664,537
d
Senior Bond , 144A, 7.3% , 9/30/33 ..................... Egypt 675,000 661,575
d
Senior Bond , 144A, 7.5% , 2/16/61 ..................... Egypt 1,710,000 1,405,245
d
El Salvador Government Bond ,
Senior Bond , Reg S, 7.65% , 6/15/35 ................... El Salvador 2,960,000 3,084,334
Senior Note , 144A, 0.25% , 4/17/30 ..................... El Salvador 1,200,000 32,400

Franklin Global Trust
Consolidated Schedule of Investments (unaudited)
Franklin Emerging Market Debt Opportunities Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
d ,e
Ethiopia Government Bond ,
Senior Bond , 144A, 6.625% , 12/11/24 .................. Ethiopia 2,050,000 $ 2,167,571
Senior Bond , Reg S, 6.625% , 12/11/24 .................. Ethiopia 620,000 655,558
d
Gabon Government Bond ,
Senior Bond , 144A, 6.625% , 2/06/31 ................... Gabon 1,940,000 1,522,066
Senior Bond , 144A, 7% , 11/24/31 ...................... Gabon 1,800,000 1,405,159
d
Ghana Government Bond , Senior Bond , Reg S, 5% , 7/03/35 ... Ghana 1,500,000 1,296,525
d
Grenada Government Bond , Senior Bond , 144A, 7% , 5/12/30 .. Grenada 718,774 699,008
d
Guatemala Government Bond , Senior Bond , Reg S, 6.125% ,
6/01/50 ......................................... Guatemala 1,375,000 1,355,303
d
Honduras Government Bond , Senior Bond , 144A, 5.625% ,
6/24/30 ......................................... Honduras 1,445,000 1,414,655
Inter-American Development Bank , Senior Note , 7% , 1/25/29 ..
Supranational
m
47,000,000 INR 536,969
Iraq Government Bond ,
d
Senior Bond , Reg S, 5.8% , 1/15/28 .................... Iraq 2,887,500 2,882,986
d
Ivory Coast Government Bond , Senior Bond , 144A, 4.875% ,
1/30/32 ......................................... Ivory Coast 2,290,000 EUR 2,555,069
Jamaica Government Bond , Senior Note , 9.625% , 11/03/30 ....
Jamaica 78,500,000 JMD 519,380
d
Jordan Government Bond ,
Senior Bond , 144A, 5.85% , 7/07/30 .................... Jordan 1,200,000 1,216,644
Senior Bond , 144A, 7.375% , 10/10/47 .................. Jordan 1,450,000 1,468,713
Kazakhstan MEOKAM ,
10.5% , 8/04/26 ................................... Kazakhstan 319,489,000 KZT 572,497
13.9% , 9/16/26 ................................... Kazakhstan 394,713,000 KZT 721,089
Kazakhstan MEUKAM , Senior Bond , 5% , 4/18/28 ...........
Kazakhstan 870,900,000 KZT 1,253,750
Mexican Bonos Desarr Fixed Rate ,
M , 7.75% , 5/29/31 ................................. Mexico 16,120,000
n
MXN 846,736
M , 8% , 11/07/47 ................................... Mexico 55,860,000
n
MXN 2,624,024
d
Montenegro Government Bond , Senior Note , 144A, 4.875% ,
4/01/32 ......................................... Montenegro 1,550,000 EUR 1,820,631
d
Mozambique Government Bond , 144A, 9% , 9/15/31 ......... Mozambique 2,071,000 1,799,612
d
Nigeria Government Bond , Senior Bond , Reg S, 7.625% ,
11/28/47 ........................................ Nigeria 1,800,000 1,605,332
d
Pakistan Government Bond , Senior Bond , 144A, 7.375% , 4/08/31 Pakistan 1,510,000 1,495,101
Panama Government Bond , Senior Bond , 8% , 3/01/38 .......
Panama 1,000,000 1,165,400
d
Romania Government Bond ,
Senior Bond , Reg S, 3.875% , 10/29/35 ................. Romania 1,450,000 EUR 1,454,781
Senior Bond , Reg S, 5.625% , 2/22/36 .................. Romania 1,370,000 EUR 1,557,691
d ,e
Saderea DAC , Senior Secured Bond , Reg S, 12.5% , 11/30/26 .. Ghana 962,883 788,120
d
Serbia Government Bond ,
Senior Bond , 144A, 1.5% , 6/26/29 ..................... Serbia 100,000 EUR 108,119
Senior Bond , Reg S, 1.65% , 3/03/33 ................... Serbia 560,000 EUR 547,351
South Africa Government Bond ,
Senior Bond , 8.75% , 2/28/48 ......................... South Africa 59,600,000 ZAR 3,068,279
Senior Bond , 5.75% , 9/30/49 ......................... South Africa 1,600,000 1,356,700
d
Suriname Government Bond ,
Senior Bond , 144A, 8.5% , 11/06/35 .................... Suriname 1,400,000 1,443,750
j
Senior Bond , 144A, FRN , 9% , 12/31/50 ................. Suriname 1,084,000 1,296,193
j
Senior Bond , 144A, FRN , 9% , 12/31/50 ................. Suriname 250,000 297,500
k
Senior Note , 144A, PIK, 7.95% , 7/15/33 ................. Suriname 777,538 770,475
Tunisia Government Bond ,
Senior Bond , 4.2% , 3/17/31 .......................... Tunisia 350,000,000 2,034,769
d
Senior Note , Reg S, 6.375% , 7/15/26 ................... Tunisia 700,000 EUR 805,189
Turkiye Government Bond ,
36% , 8/12/26 ..................................... Turkiye 103,000,000 TRY 2,419,830
Senior Bond , 4.875% , 4/16/43 ........................ Turkiye 1,800,000 1,374,361
Uganda Government Bond , 14.25% , 8/23/29 ...............
Uganda 5,029,500,000 UGX 1,392,983

Franklin Global Trust
Consolidated Schedule of Investments (unaudited)
Franklin Emerging Market Debt Opportunities Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
d
Ukraine Government Bond ,
Senior Bond , 144A, 2/01/35 .......................... Ukraine 265,892 $ 136,517
Senior Bond , 144A, 4.5% , 2/01/35 ..................... Ukraine 639,491 356,569
Senior Bond , 144A, 2/01/36 .......................... Ukraine 221,577 113,636
Senior Bond , 144A, 4.5% , 2/01/36 ..................... Ukraine 693,632 382,522
Senior Note , 144A, 2/01/34 .......................... Ukraine 414,639 173,544
Senior Note , 144A, 4.5% , 2/01/34 ..................... Ukraine 758,281 427,446
j
GDP Linked Security , Senior Bond , Reg S, FRN , 7.75% ,
8/01/41 ......................................... Ukraine 200,000 170,213
d
Uzbekistan Government Bond ,
Senior Note , 144A, 16.625% , 5/29/27 ................... Uzbekistan 13,430,000,000 UZS 1,151,931
Senior Note , 144A, 15.5% , 2/25/28 ..................... Uzbekistan 8,100,000,000 UZS 697,631
d ,e
Venezuela Government Bond , Senior Bond , Reg S, 7.65% ,
4/21/25 ......................................... Venezuela 2,000,000 518,200
Total Foreign Government and Agency Securities (Cost $ 84,434,664 ) ............
89,976,090
Supranational 2.5%
d
Banque Ouest Africaine de Developpement , Sub. Bond , 144A,
8.2% to 2/12/30, FRN thereafter , 2/13/55 ................ Supranational
m
900,000 928,646
d
Corp. Andina de Fomento , Senior Bond , Reg S, 7.5% , 6/10/30 . Supranational
m
8,630,000 MXN 439,469
European Bank for Reconstruction & Development , Senior Note ,
8.5% , 6/26/28 .................................... Supranational
m
400,000 AZN 243,200
Inter-American Development Bank , Senior Note , 5.1% , 11/17/26
Supranational
m
7,630,000,000 IDR 458,672
International Bank for Reconstruction & Development , Senior
Note , 4.6% , 2/09/26 ................................ Supranational
m
15,300,000,000 IDR 918,520
International Finance Corp. , 8% , 7/23/27 ..................
Supranational
m
500,000 AZN 298,698
Total Supranational (Cost $ 3,240,003 ) ........................................
3,287,205
Shares
a
Escrows and Litigation Trusts 0.0%
†
a,b
K2016470219 South Africa Ltd., Escrow Account ............ South Africa 275,106 4,183
Total Escrows and Litigation Trusts (Cost $ – ) .................................
4,183
Total Long Term Investments (Cost $ 148,631,376 ) .............................
119,890,041
a
Short Term Investments 7.7%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Foreign Government and Agency Securities 1.6%
o
Egypt Treasury Bills , 24 .93% , 3/03/26 .................... Egypt 17,100,000 EGP 333,564
o
Kazakhstan MEKKAM , 17 .31% , 5/15/26 .................. Kazakhstan 170,000,000 KZT 293,251
o
Nigeria Treasury Bills ,
21 .23% , 2/24/26 ................................... Nigeria 1,144,500,000 NGN 750,776
14 .61% , 3/03/26 ................................... Nigeria 1,144,500,000 NGN 764,002
1,514,778
Total Foreign Government and Agency Securities (Cost $ 2,052,660 ) .............
2,141,593

Franklin Global Trust
Consolidated Schedule of Investments (unaudited)
Franklin Emerging Market Debt Opportunities Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At October 31, 2025, the Fund had the following forward exchange contracts outstanding.
See Abbreviation s on page 16 .
Short Term Investments
(continued)
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 6.1%
p,q
Franklin Institutional U.S. Government Money Market Fund ,
4.038% ......................................... United States 8,030,792 $ 8,030,792
Total Money Market Funds (Cost $ 8,030,792 ) .................................
8,030,792
Total Short Term Investments (Cost $ 10,083,452 ) ..............................
10,172,385
a
Total Investments (Cost $ 158,714,828 ) 98.2% .................................
$130,062,426
Other Assets, less Liabilities 1.8% ...........................................
2,435,298
Net Assets 100.0% .........................................................
$132,497,724
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
b
Non-income producing.
c
See Note 3 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2025, the aggregate value of these securities was $82,661,958, representing 62.4% of net assets.
e
Defaulted security or security for which income has been deemed uncollectible.
f
The security is owned by Alternative Strategies (FT) Ltd., a wholly-owned subsidiary of the Fund. See Note 5.
g
The Global Distressed Alpha Fund III LP is a fund focused on the purchase of and the recovery on private distressed commercial, sovereign and sovereign-related debt claims around the world, principally in Africa and Asia.
h
Represents claims that have been filed with a Ghanaian court against National Investment Bank of Ghana.
i
Principal amount of security, redemption price at maturity, and/or coupon payments are adjusted for inflation.
j
The coupon rate shown represents the rate at period end.
k
Income may be received in additional securities and/or cash.
l
Perpetual security with no stated maturity date.
m
A supranational organization is an entity formed by two or more central governments through international treaties.
n
Principal amount is stated in 100 Mexican Peso Units.
o
The rate shown represents the yield at period end.
p
See Note 4 regarding investments in affiliated management investment companies.
q
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. CITI Buy 2,100,000 2,472,803 12/09/25 $ — $ (47,398)
Euro ............. CITI Sell 14,820,000 17,360,435 12/09/25 244,006 —
Japanese Yen ...... CITI Sell 312,000,000 2,122,693 12/09/25 90,888 —
Total Forward Exchange Contracts ................................................... $334,894 $(47,398)
Net unrealized appreciation (depreciation) ............................................ $287,496
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Global Trust
Schedule of Investments (unaudited), October 31, 2025
Franklin International Growth Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.5%
Aerospace & Defense 3.9%
MTU Aero Engines AG ............................... Germany 71,600 $ 31,291,015
Air Freight & Logistics 3.7%
DSV A/S .......................................... Denmark 139,300 29,727,790
Biotechnology 4.4%
a
Argenx SE , ADR .................................... Netherlands 29,300 23,982,050
a
BioNTech SE , ADR .................................. Germany 108,000 11,222,280
35,204,330
Broadline Retail 3.7%
a
MercadoLibre, Inc. .................................. Brazil 12,840 29,882,018
Capital Markets 7.9%
ICG plc ........................................... United Kingdom 1,049,500 26,661,389
Macquarie Group Ltd. ................................ Australia 186,300 26,572,837
Swissquote Group Holding SA .......................... Switzerland 16,000 10,165,479
63,399,705
Chemicals 2.6%
Sika AG .......................................... Switzerland 105,300 20,637,521
Containers & Packaging 0.0%
†
SIG Group AG ..................................... Switzerland 43,295 484,071
Electronic Equipment, Instruments & Components 2.2%
Inficon Holding AG .................................. Switzerland 98,700 11,840,887
VusionGroup ....................................... France 22,000 6,114,926
17,955,813
Entertainment 3.7%
CTS Eventim AG & Co. KGaA .......................... Germany 328,500 29,430,766
Health Care Equipment & Supplies 6.8%
Alcon AG ......................................... United States 368,500 27,466,151
Cochlear Ltd. ...................................... Australia 144,200 27,072,084
54,538,235
Hotels, Restaurants & Leisure 2.9%
Amadeus IT Group SA ............................... Spain 304,000 23,237,975
Household Durables 3.5%
Sony Group Corp. ................................... Japan 1,006,900 28,041,750
Interactive Media & Services 3.2%
b
Scout24 SE , 144A , Reg S ............................. Germany 220,100 25,453,745
IT Services 3.0%
a
Shopify, Inc. , A ..................................... Canada 137,600 23,923,136
Life Sciences Tools & Services 3.0%
Lonza Group AG .................................... Switzerland 34,500 23,823,350
Machinery 8.8%
Georg Fischer AG ................................... Switzerland 230,000 16,240,171
Interroll Holding AG .................................. Switzerland 9,430 29,100,104
b
VAT Group AG , 144A , Reg S ........................... Switzerland 58,800 25,696,592
71,036,867
Oil, Gas & Consumable Fuels 2.2%
Secure Waste Infrastructure Corp. ....................... Canada 1,402,930 17,514,744
Pharmaceuticals 3.4%
AstraZeneca plc .................................... United Kingdom 165,000 27,216,528

Franklin Global Trust
Schedule of Investments (unaudited)
Franklin International Growth Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See A bbreviations o n page 16 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Professional Services 2.7%
Experian plc ....................................... United States 475,500 $ 22,179,792
Semiconductors & Semiconductor Equipment 11.4%
ASML Holding NV ................................... Netherlands 25,800 27,278,591
Disco Corp. ........................................ Japan 102,000 33,872,484
a
Nova Ltd. ......................................... Israel 88,300 30,431,712
91,582,787
Software 10.8%
a
CyberArk Software Ltd. ............................... United States 48,513 25,264,600
a
Kinaxis, Inc. ....................................... Canada 195,800 23,710,151
a
Monday.com Ltd. .................................... United States 66,800 13,710,032
SAP SE .......................................... Germany 93,200 24,238,759
86,923,542
Specialty Retail 2.0%
Fast Retailing Co. Ltd. ................................ Japan 45,000 16,520,400
Trading Companies & Distributors 2.7%
RS Group plc ...................................... United Kingdom 2,990,000 21,883,480
Total Common Stocks (Cost $ 550,035,605 ) ...................................
791,889,360
Short Term Investments 1.8%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 1.8%
c,d
Franklin Institutional U.S. Government Money Market Fund ,
4.038% ......................................... United States 14,576,923 14,576,923
Total Money Market Funds (Cost $ 14,576,923 ) ................................
14,576,923
Total Short Term Investments (Cost $ 14,576,923 ) ..............................
14,576,923
a
Total Investments (Cost $ 564,612,528 ) 100.3% ................................
$806,466,283
Other Assets, less Liabilities (0.3) % .........................................
(2,923,940)
Net Assets 100.0% .........................................................
$803,542,343
a a a
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2025, the aggregate value of these securities was $51,150,337, representing 6.4% of net assets.
c
See Note 4 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Global Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
1. Organization
Franklin Global Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of two separate funds (Funds). The Funds follow the accounting and reporting guidance in
Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated

Franklin Global Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At October 31, 2025, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Restricted Securities
At October 31, 2025, investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933, were as follows:
4. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
October 31, 2025, investments in affiliated management investment companies were as follows:
Principal
Amount * /
Shares Issuer
Acquisition
Date Cost Value
Franklin Emerging Market Debt Opportunities Fund
193,625 Astana Finance JSC, GDR, 144A ................ 5/22/15 $ — $ —
8,000,000
Sphynx Capital Markets PCC (National Investment Bank
of Ghana), PTN, Secured Note, Reg. S, Zero Cpn.,
2/05/09 .................................. 10/12/09 - 10/13/11 3,100,000 —
Total Restricted Securities (Value is —% of Net Assets) ............... $3,100,000 $—
*
In U.S. dollars unless otherwise indicated.
2. Financial Instrument Valuation
(continued)

Franklin Global Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
5. Investments in Alternative Strategies (FT) Ltd. (FT Subsidiary)
Franklin Emerging Market Debt Opportunities Fund invests in certain financial instruments, warrants or commodities through its investment in the FT Subsidiary. The FT Subsidiary is a Cayman Islands exempted company with limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments consistent with the investment objective of the Fund. At October 31, 2025, the FT Subsidiary investments as well as any other assets and liabilities of the
FT Subsidiary are reflected in the Fund's Consolidated Schedule of Investments. At October 31, 2025, the net assets of the
FT Subsidiary were $1,034,654, representing 0.8% of the Fund's consolidated net assets. The Fund's investment in the FT
Subsidiary is limited to 25% of consolidated assets.
6. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Emerging Market Debt Opportunities Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 4.038% ............ $6,669,994 $23,669,052 $(22,308,254) $— $— $8,030,792 8,030,792 $61,937
Total Affiliated Securities ... $6,669,994 $23,669,052 $(22,308,254) $— $— $8,030,792 $61,937
Franklin International Growth Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 4.038% ............ $15,291,485 $84,225,616 $(84,940,178) $— $— $14,576,923 14,576,923 $148,609
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 4.038% ............ $— $12,340,000 $(12,340,000) $— $— $— — $3,827
Total Affiliated Securities ... $15,291,485 $96,565,616 $(97,280,178) $— $— $14,576,923 $152,436
4. Investments in Affiliated Management Investment Companies
(continued)

Franklin Global Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of October 31, 2025, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Emerging Market Debt Opportunities Fund
Assets:
Investments in Securities:
Common Stocks ......................... $ — $ — $ —
a
$ —
Warrants :
Financial Services ...................... — 1,659,575 1,029,846 2,689,421
Private Limited Partnership Funds ............ — — —
a
—
Quasi-Sovereign Bonds :
Financial Services ...................... — — 466,999
a
466,999
Municipal Bonds ....................... — 3,386,919 — 3,386,919
Oil, Gas & Consumable Fuels ............. — 6,408,866 — 6,408,866
Transportation Infrastructure .............. — 835,022 — 835,022
Corporate Bonds :
Banks ............................... — 215,982 — 215,982
Broadline Retail ....................... — — —
a
—
Chemicals ........................... — 1,672,890 — 1,672,890
Commercial Services & Supplies ........... — 266,324 — 266,324
Diversified Telecommunication Services ..... — 417,776 — 417,776
Electric Utilities ........................ — 2,835,496 — 2,835,496
Food Products ........................ — 1,673,962 — 1,673,962
Metals & Mining ....................... — 824,140 — 824,140
Oil, Gas & Consumable Fuels ............. — 2,503,110 — 2,503,110
Real Estate Management & Development .... — 187,811 — 187,811
Wireless Telecommunication Services ....... — 2,237,845 — 2,237,845
Loan Participations and Assignments ......... — — —
a,b
—
Foreign Government and Agency Securities .... — 89,976,090 — 89,976,090
Supranational ........................... — 3,287,205 — 3,287,205
Escrows and Litigation Trusts ............... — — 4,183 4,183
Short Term Investments ................... 8,030,792 2,141,593 — 10,172,385
Total Investments in Securities ........... $8,030,792 $120,530,606 $1,501,028 $130,062,426
Other Financial Instruments:
Forward Exchange Contracts ............... $— $334,894 $— $334,894
Total Other Financial Instruments ......... $— $334,894 $— $334,894
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... — 47,398 — 47,398
Total Other Financial Instruments ......... $— $47,398 $— $47,398
Franklin International Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... — 31,291,015 — 31,291,015
Air Freight & Logistics ................... — 29,727,790 — 29,727,790
Biotechnology ......................... 35,204,330 — — 35,204,330
Broadline Retail ....................... 29,882,018 — — 29,882,018
Capital Markets ........................ — 63,399,705 — 63,399,705
Chemicals ........................... — 20,637,521 — 20,637,521
Containers & Packaging ................. — 484,071 — 484,071
6. Fair Value Measurements
(continued)

Franklin Global Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin International Growth Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Electronic Equipment, Instruments &
Components ........................ $ — $ 17,955,813 $ — $ 17,955,813
Entertainment ......................... — 29,430,766 — 29,430,766
Health Care Equipment & Supplies ......... — 54,538,235 — 54,538,235
Hotels, Restaurants & Leisure ............. — 23,237,975 — 23,237,975
Household Durables .................... — 28,041,750 — 28,041,750
Interactive Media & Services .............. — 25,453,745 — 25,453,745
IT Services ........................... 23,923,136 — — 23,923,136
Life Sciences Tools & Services ............ — 23,823,350 — 23,823,350
Machinery ............................ — 71,036,867 — 71,036,867
Oil, Gas & Consumable Fuels ............. 17,514,744 — — 17,514,744
Pharmaceuticals ....................... — 27,216,528 — 27,216,528
Professional Services ................... — 22,179,792 — 22,179,792
Semiconductors & Semiconductor Equipment . 30,431,712 61,151,075 — 91,582,787
Software ............................. 62,684,783 24,238,759 — 86,923,542
Specialty Retail ........................ — 16,520,400 — 16,520,400
Trading Companies & Distributors .......... — 21,883,480 — 21,883,480
Short Term Investments ................... 14,576,923 — — 14,576,923
Total Investments in Securities ........... $214,217,646 $592,248,637
c
$— $806,466,283
a
Includes financial instruments determined to have no value.
b
The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian financial instruments held by the Fund had little or no value at October 31, 2025.
c
Includes foreign securities valued at $592,248,637, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
6. Fair Value Measurements
(continued)

Franklin Global Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At October 31, 2025, the reconciliations are as follows:
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of October 31, 2025, are as follows:
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
c
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Emerging Market Debt Opportunities Fund
Assets:
Investments in Securities:
Common Stocks :
Broadline Retail ..... $ —
d
$ — $ —
d
$ — $ — $ — $ (4,129) $ 4,129 $ — $ —
Financial Services ... —
d
— — — — — — — —
d
—
Warrants :
Financial Services ... 691,095 — — — — — — 338,751 1,029,846 338,751
Private Limited Partnership
Funds :
Capital Markets ..... —
d
— — — — — — — —
d
—
Quasi-Sovereign Bonds : 502,464
d
— (41,609) — — — (786) 6,930 466,999
d
6,408
Corporate Bonds :
Broadline Retail ..... —
d
— — — — — — — —
d
—
Loan Participations and
Assignments : —
d
21,175 55 — — — (55) (21,175) —
d
—
Escrows and Litigation
Trusts : 3,982 — — — — — — 201 4,183 201
Supranational : 532,174 — — — (532,174) — — — — —
Total Investments in
Securities ............ $1,729,715 $21,175 $(41,554) $— $(532,174) $— $(4,970) $328,836 $1,501,028 $345,360
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Transferred out of Level 3 as a result of the availability of a quoted price in an active market for identical securities and other significant observable valuation inputs. May include amounts related to a corporate action.
d
Includes financial instruments determined to have no value.
Description
Fair Value at
End of Period
Valuation
Technique
Unobservable
Inputs Amount
Impact to Fair
Value if Input
Increases
a
Franklin Emerging Market Debt Opportunities Fund
Assets:
Investments in Securities:
Warrants:
Financial Services
.......
$1,029,846 Recovery value Implied
recovery
6.0% Increase
All Other
...................
471,182
b,c
Total
.........................
$1,501,028
6. Fair Value Measurements
(continued)

Franklin Global Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Abbreviations
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
b
Includes the fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs.
c
Includes financial instruments determined to have no value.
Counterparty
CITI
Citibank NA
Cu r rency
AZN
Azerbaijan Manat
BRL
Brazilian Real
COP
Colombian Peso
DOP
Dominican Peso
EGP
Egyptian Pound
EUR
Euro
IDR
Indonesian Rupiah
INR
Indian Rupee
JMD
Jamaican Dollar
KZT
Kazakhstani Tenge
MXN
Mexican Peso
NGN
Nigerian Naira
TRY
Turkish Lira
UGX
Ugandan Shilling
UZS
Uzbekistani Som
ZAR
South African Rand
Selected Portfolio
ADR
American Depositary Receipt
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
FRN
Floating Rate Note
GDP
Gross Domestic Product
GDR
Global Depositary Receipt
PIK
Payment-In-Kind
PTN
Pass-through Note
T-Note
Treasury Note
VRI
Value Recovery Instrument
6. Fair Value Measurements
(continued)
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.